AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 2005

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 46 [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940 [ ]
                              AMENDMENT NO. 48 [X]

                       THE ADVISORS' INNER CIRCLE FUND II
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               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
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               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
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                     (Name and Address of Agent for Service)

                                   Copies to:
Richard W. Grant, Esquire                           John M. Ford, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1701 Market Street
Pittsburgh, Pennsylvania 15219-6401                 Philadelphia, PA  19103-2921

    It is proposed that this filing become effective (check appropriate box):

                     [ ] Immediately upon filing pursuant to paragraph (b)
                     [ ] On [insert date] pursuant to paragraph (b)
                     [ ] 60 days after filing pursuant to paragraph (a)(1)
                     [ ] On [date] pursuant to paragraph (a)(1)
                     [X] 75 days after filing pursuant to paragraph (a)(2)
                     [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                   PROSPECTUS

                         HANCOCK HORIZON FAMILY OF FUNDS

                                FEBRUARY __, 2006

                             PRIME MONEY MARKET FUND

                           INSTITUTIONAL CLASS SHARES

                                   ADVISED BY
                                HORIZON ADVISERS
                  (AN UNINCORPORATED DIVISION OF HANCOCK BANK)

               THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT
                  APPROVED OR DISAPPROVED THESE SECURITIES OR
                PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
                  REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                       THE ADVISORS' INNER CIRCLE FUND II

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              ABOUT THIS PROSPECTUS

The Hancock Horizon Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Prime Money Market Fund
(Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
     FUND SUMMARY................................................... 1
     INVESTMENT STRATEGY............................................ 1
     PRINCIPAL RISKS OF INVESTING................................... 2
     PERFORMANCE INFORMATION........................................ 2
     FUND FEES AND EXPENSES......................................... 3
     MORE INFORMATION ABOUT RISK.................................... 4
     MORE INFORMATION ABOUT FUND INVESTMENTS........................ 4
     INFORMATION ABOUT PORTFOLIO HOLDINGS........................... 4
     INVESTMENT ADVISER............................................. 5
     PORTFOLIO MANAGER.............................................. 6
     PURCHASING AND SELLING FUND SHARES............................. 6
     OTHER POLICIES................................................. 8
     DIVIDENDS AND DISTRIBUTIONS.................................... 10
     TAXES.......................................................... 10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         HANCOCK HORIZON FAMILY OF FUNDS............................ Back Cover

PRIME MONEY MARKET FUND

FUND SUMMARY

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INVESTMENT GOAL                   The Fund seeks a high level of current income
                                  consistent with liquidity and the preservation
                                  of capital
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INVESTMENT FOCUS                  Money market instruments
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SHARE PRICE VOLATILITY            As a money market fund, the Fund seeks to
                                  maintain a stable share price of $1.00
                                  by investing in securities that are valued in
                                  U.S. Dollars and have remaining maturities of
                                  397 days or less
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PRINCIPAL INVESTMENT STRATEGY     Investing in a broad range of short-term,
                                  high quality U.S. dollar denominated money
                                  market instruments maintaining an average
                                  maturity 90 days or less
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INVESTOR PROFILE                  Conservative investors who want to receive
                                  current income through a liquid investment
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INVESTMENT STRATEGY

The Fund is a money market fund that seeks to maintain a stable net asset value
(NAV) of $1.00 per share. The Fund invests in high quality, short-term domestically sourced U.S. dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These investments include debt obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, financial institutions, commercial paper, variable rate demand notes as well as in repurchase agreements involving such obligations, asset-backed securities and U.S. government securities. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. The Fund may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Fund.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy. In addition, the Fund's portfolio is comprised only of short-term fixed income securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Adviser determines are of comparable quality.

PRINCIPAL RISKS OF INVESTING

A shareholder's investments in the Fund, like all mutual funds, is subject to the risk that the shareholder could lose money on his or her investment in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY GOVERNMENT AGENCY. Although the Fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's investments are subject to fluctuations in the current interest rates for short-term obligations. Accordingly, an investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

An investment in the Fund is also subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the Fund will be unable to repay interest and principal in a timely manner. The Adviser attempts to lessen this risk through a conservative investment policy for the Fund, which includes diversification (spreading Fund investments across a broad number of issuers), and investing in obligations of high credit quality issuers.

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

PERFORMANCE INFORMATION

The Fund is new, and does not have a full calendar year of performance. Therefore, the Fund has no performance information.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

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                                             INSTITUTIONAL CLASS SHARES
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Investment Advisory Fees                               0.20%
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Other Expenses*                                        0.21%
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Total Annual Operating Expenses**                      0.41%
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Less Fee Waivers and Expense Reimbursements           (0.18%)
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Net Expenses                                           0.23%
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*    Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding the "Net Expenses" shown above through May 31, 2006. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Operating Expenses" and the "Net Expenses" above to recapture any of its prior waivers or reimbursements.

For more information about these fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these assumptions your approximate costs of investing $10,000 in the Fund would be:

                  ---------------------------------------------------
                           1 YEAR                   3 YEARS
                  ---------------------------------------------------
                            $XXX                     $XXX
                  ---------------------------------------------------

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. Certain portfolio holdings information for the Fund will be available on the Fund's website - WWW.HANCOCKHORIZONFUNDS.COM - by clicking the "Fund Information" link on the home page followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recently completed calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Trust's Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

Horizon Advisers (Adviser), an unincorporated division of Hancock Bank, serves as the investment adviser to the Fund. Hancock Bank is headquartered in Gulfport, Mississippi and has provided banking, trust and financial services to individuals and businesses since 1899. As of January 1, 2006, the Adviser managed approximately $XXX million in assets while the Adviser and Hancock Bank managed approximately $XXX billion in assets. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's actual total annual operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 0.23% through May 31, 2006. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the Fund's total annual operating expenses and 0.23% to recapture any of its prior waivers or reimbursements.

ADDITIONAL COMPENSATION

Hancock Bank and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. Hancock Bank and its affiliates also may receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation those ERISA accounts pay for fiduciary and non-fiduciary services. Hancock Bank and its affiliates also may receive compensation in connection with the following:

CUSTODY SERVICES. Hancock Bank serves as custodian to the Fund, and for such services is paid an annual fee payable from the Fund's assets of 0.03% of the Fund's average daily net assets.

TRANSFER AGENCY SERVICES. Hancock Bank provides transfer agency services to the Fund. For providing these services, Hancock Bank is paid an annual fee payable from the Fund's assets of $19,286 per class of the Fund.

PORTFOLIO MANAGER

Jeffery Tanguis serves as Director of Fixed Income of the Adviser and is responsible for managing the Fund. He is also responsible for the management of the Strategic Income Bond Fund and Treasury Securities Money Market Fund, which are offered in a separate prospectus. Prior to joining Hancock Bank in 2005, Mr. Tanguis served as the Senior Fixed Income Manager at Hibernia National Bank from 1987 to 2005. He has more than 20 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Class Shares of the Fund. Institutional Class Shares are for institutional investors investing for their own or their customers' accounts.

The Fund does not generally accept investments by non-U.S.persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Adviser for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE), Hancock Bank and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order in proper form. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation.

The Fund calculates its NAV once each Business Day as of 12:00 p.m., Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your order and federal funds (readily available funds) in proper form before 12:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

The Fund generally calculates its NAV using the amortized cost method of valuation to account for any premiums or discounts above or below the face value of any securities that it buys, which is described in detail in the Statement of Additional Information. If it is determined that this method is unreliable during certain market conditions or for other reasons, fair value prices for the Fund's securities may be determined in good faith using procedures approved by the Board of Trustees. The Fund's NAV will normally be at $1.00 per share.

MINIMUM PURCHASES

To purchase Institutional Class Shares for the first time, you must invest at least $10,000,000. There is no minimum for subsequent investments. The Fund may accept smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your investment professional or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven Business Days after the Fund receives your request. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below [$10,000,000] you may be required to sell your shares. The Fund will generally provide at least 60 days' written notice to allow you sufficient time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the U.S. Securities and Exchange Commission (SEC). More information about this is in the Fund's Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is a money market fund and seeks to provide a high degree of liquidity, current income and a stable net asset value of $1.00 per share. The Fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the Fund's investments, and money market instruments in general, and the Fund's intended purpose to serve as a short-term investment vehicle for shareholders, the Fund's Adviser has informed the Board of Trustees that it believes that it would not be in shareholders' best interests to place any limitations on the frequency of shareholder purchases and redemptions into and out of the Fund. As a result, the Board has not adopted a Fund policy and procedures with respect to frequent purchases and redemptions.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund (generally, 3 business days). Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING ARRANGEMENTS

Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Fund or its service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the Fund that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the Fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of the Fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

The Fund may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The Fund does not pay these service fees on shares purchased directly from the Fund. In addition, the Adviser and its affiliates may, at their own expense, pay financial representatives for these services.

The Adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the Fund. The amount of these payments will generally vary. Additional compensation may also be paid to financial representatives who offer the Fund as part of a special preferred list or other promotional program. Financial representatives that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. You should contact your financial representative for more information regarding these payments.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its net investment income monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund, or your investment professional or institution, in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain, regardless of how long you have owned your shares. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to receive any gain or loss on the sale of your Fund shares. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Under the provisions of recently enacted tax legislation, some or all of the distributions from a mutual fund may be treated as "qualified dividend income," taxable to individuals at the maximum federal tax rate of 15% (5% for individuals in lower tax brackets). A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations. Because the Fund does not expect to receive dividend income, you should not expect to receive any distributions that qualify as qualified dividend income.

Each sale of Fund shares may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss on the sale of the Fund's shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

The Fund intends to distribute primarily ordinary income. A significant amount of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                         HANCOCK HORIZON FAMILY OF FUNDS


INVESTMENT ADVISER

Horizon Advisers
One Hancock Plaza, 3rd Floor
P.O. Box 4019
Gulfport, Mississippi 39502


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Hancock Horizon Family of Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

TO OBTAIN AN SAI OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-738-2625, extension 77966

BY MAIL:  Write to us
Hancock Horizon Funds
2600 Citiplace Drive, Suite 100
Baton Rouge, LA 70808

BY INTERNET:  WWW.HANCOCKHORIZONFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV. The Advisors' Inner Circle Fund II's Investment Company Act registration number is 811-7102.

                       STATEMENT OF ADDITIONAL INFORMATION

                     HANCOCK HORIZON PRIME MONEY MARKET FUND

                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II

                                FEBRUARY __, 2006

                               INVESTMENT ADVISER:
                                HORIZON ADVISERS


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Hancock Horizon Prime Money Market (the "Fund"). This SAI should be read in conjunction with the Fund's prospectus dated February __, 2006.



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS
                                -----------------

THE TRUST..................................................................   1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES............   1
DESCRIPTION OF PERMITTED INVESTMENTS.......................................   2
INVESTMENT LIMITATIONS.....................................................   7
THE ADVISER, TRANSFER AGENT AND CUSTODIAN..................................   9
THE ADMINISTRATOR..........................................................  10
THE DISTRIBUTOR............................................................  11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................  11
LEGAL COUNSEL..............................................................  11
TRUSTEES AND OFFICERS OF THE TRUST.........................................  12
PURCHASING AND REDEEMING SHARES............................................  17
DETERMINATION OF NET ASSET VALUE...........................................  18
TAXES......................................................................  18
FUND TRANSACTIONS..........................................................  21
PORTFOLIO HOLDINGS.........................................................  23
DESCRIPTION OF SHARES......................................................  24
SHAREHOLDER LIABILITY......................................................  24
LIMITATION OF TRUSTEES' LIABILITY..........................................  24
APPENDIX A - RATINGS....................................................... A-1


February __, 2006





                                                                   [INSERT CODE]

THE TRUST

GENERAL. The Fund is a newly established series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are offered in a separate Statement of Additional Information. The Trust is authorized to offer shares of the Fund in Institutional Shares. The Trust reserves the right to create and issue additional classes of shares.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide investors with a high level of current income consistent with liquidity and the preservation of capital.

INVESTMENT STRATEGIES. The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund invests in high quality, short-term domestically sourced U.S. dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These investments include debt obligations of the U.S. Treasury, agencies and instrumentalities of the U.S. government, domestic and foreign banks, domestic and foreign corporate issuers, financial institutions, commercial paper, variable rate demand notes as well as in repurchase agreements involving such obligations, asset-backed securities and U.S. government securities. The Fund may concentrate its investments (invest more than 25% of its assets) in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks that are subject to a similar level of regulation. To the extent that the Fund invests more than 25% of its net assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Fund may purchase asset-backed securities rated in the two highest NRSRO ratings categories at the time of investment. . In addition, the Fund may acquire securities on a when-issued basis and may buy securities that are subject to puts or standby commitments. The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund reserves the right to enter into reverse repurchase agreements. The Fund may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Fund.

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. The Adviser actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy. In addition, the Fund's portfolio is comprised only of short-term fixed income securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Adviser determines are of comparable quality.

The Fund will use its best efforts to maintain a constant net asset value of $1.00 per share. Although the Fund seeks to maintain a constant net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is classified as a "diversified" investment company under the 1940 Act.

There is no assurance that the Fund will achieve its investment objective.

The Fund will use NRSROs such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") when determining security credit ratings.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the U.S. Securities and Exchange Commission (the "SEC"). These regulations impose certain quality, maturity and diversification restraints on investments by a money market fund. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. The SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and permitted by the Fund's stated investment policies.

ASSET-BACKED SECURITIES - Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card-holder. There may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT - Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

YANKEE BANK OBLIGATIONS - Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES - Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 10% of its net assets in illiquid securities.

RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Treasury Receipts ("TRs") and Separately Traded Registered Interest and Principal Securities ("STRIPS") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

REPURCHASE AGREEMENTS - Repurchase agreements are agreements by which a person (E.G, the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the appropriate custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES - Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Fund includes restricted securities. Restricted securities, including securities eligible for re-sale under 1933 Act's Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements are agreements by which the Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

SECURITIES OF FOREIGN ISSUERS - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STANDBY COMMITMENTS AND PUTS - The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any such put is acquired.

TIME DEPOSITS - Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or a remaining term to maturity in excess of seven (7) days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS - U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("Fannie Mae") and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES - When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with its custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

THE ADVISER, TRANSFER AGENT AND CUSTODIAN

ADVISORY SERVICES. Horizon Advisers (the "Adviser") provides investment management services, personal trust, employee benefit, corporate trust and wealth management services. As of January 1, 2006 Horizon Advisers employed approximately XX people and managed approximately $XXX million in assets. The Adviser is an unincorporated division of Hancock Bank and is a part of Hancock Bank's Trust Department. As of January 1, 2006, Hancock Bank's Trust Department employed approximately XX people and managed approximately $XX billion in assets. Hancock Bank is a wholly-owned subsidiary of Hancock Bank Holding Company, a bank holding company headquartered in Gulfport, Mississippi. Hancock Bank's banking activities date to 1899 when Hancock Bank opened its doors in Bay St. Louis with a capitalization of $10,000. As of January 1, 2006, Hancock Bank had total consolidated assets of approximately $XX billion and operated [over 100] banking offices in the States of Mississippi, Louisiana, Florida and Alabama. It offers commercial, consumer and mortgage loans, deposit services, as well as trust and fiduciary services, to individuals and middle market businesses in its respective market areas.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 30-days' nor more than 60-days' written notice to the Adviser, or by the Adviser on 90-days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENCY SERVICES. Hancock Bank also serves as the Fund's transfer agent under a Transfer Agency and Service Agreement dated May 31, 2000 and amended May 31, 2002. Hancock Bank receives an annual fee of $19,286 per class per Fund on the first ten CUSIPs and $17,500 per class on all remaining CUSIPs under the Transfer Agency and Service Agreement.

CUSTODIAN SERVICES. Hancock Bank acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Under the Custody Agreement dated May 31, 2000, the Trust shall pay Hancock Bank at an annual rate, based on the Fund's average daily net assets, of 0.03%, subject to a minimum of $250 per month.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

    ----------------------------------------------------------------------------
           FEE (AS A PERCENTAGE OF                 AGGREGATE HANCOCK HORIZON
       AGGREGATE AVERAGE ANNUAL ASSETS)              FAMILY OF FUNDS ASSETS
    ----------------------------------------------------------------------------
                    0.125%                           First $350 million
    ----------------------------------------------------------------------------
                    0.10%                            Next $400 million
    ----------------------------------------------------------------------------
                    0.08%                            Over $750 million
    ----------------------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $400,000, subject to the following:

o For each fund opened hereafter, the minimum annual fee will be increased by $75,000; and

o For each additional class of shares of a fund established after the initial three (3) classes of shares per fund, the minimum annual fee will be increased by $10,000.

The Trust is separately charged $8 per call for each incoming and outgoing investor service call. Further, if the Trust opens a fund or a class directed toward retail investors, the Trust use of the Administrator's Voice Response Unit at the then-prevailing fee.


THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly -owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

_____________________ serves as independent registered public accounting firm for the Fund.


LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for the overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1993) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Bishop Street Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1993) -- 1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of the Distributor since 2003. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust, SEI Investments - Global Fund Services Limited, SEI Investments Global Limited.
__________________________
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

Independent Trustees

CHARLES E. CARLBOM (DOB 08/20/34) - Trustee (since 2005) - Self-Employed Business Consultant, Business Projects Inc. since 1997. CEO and President, United Grocers Inc. (wholesale grocery and food distribution) from 1997 to 2000. Director of Crown Pacific Inc. and Trustee of The Advisors' Inner Circle Fund.

MITCHELL A. JOHNSON (DOB 03/01/42) - Trustee (since 2005) - Retired. Director, Federal Agricultural Mortgage Corporation and Trustee of The Advisors' Inner Circle Fund.

BETTY L. KRIKORIAN (DOB 01/23/43) - Trustee (since 2005) - Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003. Trustee of The Advisors' Inner Circle Fund.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993) -- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos Schlitz Brewing Company before 1978. Trustee of the Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1993) -- Attorney, Solo Practitioner since 1994. Trustee of The Advisors' Inner Circle Fund, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and U.S. Charitable Gift Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42) -- Trustee (Since 1999) -- Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee, State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, SEI Absolute Return Master Fund, LP, SEI Asset Allocation Trust, SEI Absolute Return Fund, L.P., SEI Opportunity Fund, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Opportunity Master Fund and SEI Tax Exempt Trust.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Carlbom, Cooney, Johnson, Peters, Storey, Sullivan and Ms. Krikorian currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met XX times during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser, Transfer Agent and Custodian" the Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

At its November 2005 meeting, the Board considered the approval of the Advisory Agreement for its initial term. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and
(b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

[At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Advisory and Other Services. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services to be provided to the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALe. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. Because the Fund is a money market fund, the Board did not consider the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously (with one independent Trustee abstaining): (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.]

[ABOVE TO BE UPDATED BASED ON APPROVAL OF ADVISORY AGREEMENT AT BOARD MEETING]

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


---------------------------------------------------------------------------------------------------------------------------------
      NAME                       DOLLAR RANGE OF FUND SHARES*                    AGGREGATE DOLLAR RANGE OF SHARES (ALL FUNDS)*
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Nesher                                     [None ]                                                  [None]
-------------------------------------------------------------------------- ------------------------------------------------------
Doran                                      [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
Carlbom**                                  [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
Johnson**                                  [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
Krikorian**                                [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
Peters                                     [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
Storey                                     [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------
Sullivan                                   [None ]                                                  [None]
---------------------------------------------------------------------------------------------------------------------------------

------------
*   Valuation date is December 31, 2005.
**  Elected on February 18, 2005.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

---------------------------------------------------------------------------------------------------------------------------------
                                                     PENSION OR RETIREMENT      ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                            AGGREGATE COMPENSATION    BENEFITS ACCRUED AS         BENEFITS UPON        TRUST AND FUND COMPLEX
NAME OF TRUSTEE                 FROM THE TRUST       PART OF FUND EXPENSES         RETIREMENT            PAID TO TRUSTEES(1)
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher*                     $0                      N/A                      N/A           $0 for service on one (1)
                                                                                                     board
---------------------------------------------------------------------------------------------------------------------------------

William M. Doran*                     $0                      N/A                      N/A           $0 for service on one (1)
                                                                                                     board
---------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

Charles E. Carlbom**                 $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

John T. Cooney***                    $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

Mitchell A. Johnson**                $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

Betty L. Krikorian**                 $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

Robert Patterson***                  $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                     $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

James M. Storey                      $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan                   $XXX                     N/A                      N/A           $XXX for service on one
                                                                                                     (1) board
---------------------------------------------------------------------------------------------------------------------------------

------------
(1)  The Advisors' Inner Circle Fund II is the only Trust in the Fund Complex.
*    A Trustee who is an "interested person" as defined by the 1940 Act.
**   Elected on February 18, 2005.
*** Messrs. Patterson and Cooney resigned on May 17, 2005 and November 15, 2005, respectively.

TRUST OFFICERS. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates acts as investment manager, administrator or distributor. None of the officers receive compensation from the Trust for their services.

JAMES F. VOLK (DOB 08/28/62) - President (since 2003) - Senior Operations Officer of SEI Investments Fund Accounting and Administration since February 1996. Assistant Chief Accountant at the U.S. Securities & Exchange Commission from 1993 to 1996. Audit Manager at Coopers & Lybrand LLP from 1985 to 1993.

MICHAEL LAWSON (DOB 10/8/60) - Controller and Chief Financial Officer (since
2005) - Director, SEI Investments Funds Accounting since July 2005. Manager of SEI Investments Funds Accounting, SEI Investments AVP from April 1995 to February 1997 and November 1998 to July 2005. Assistant Product Manager at Pilgrim Baxter & Associates from February 1998 through October 1998.

NICOLE WELCH (DOB 09/13/77) - Anti-Money Laundering Compliance Officer (since
2005) - Assistant Vice President and Anti-Money Laundering Compliance Officer of SEI Investments since January 2005. Compliance Analyst at TD Waterhouse from January 2004 to November 2004. Senior Compliance Analyst at UBS Financial Services from October 2002 to January 2004. Knowledge Management Analyst at PricewaterhouseCoopers Consulting from September 2000 to October 2002.

TIMOTHY D. BARTO (DOB 03/28/68) - Vice President and Assistant Secretary (since
2000) - Employed by SEI Investments since October 1999. General Counsel, Vice President and Secretary of the Administrator since 2001 and Assistant Secretary of the Distributor since December 1999. Associate at Dechert Price & Rhoads (law firm) from 1997 to 1999.

PHILIP T. MASTERSON (DOB 03/12/64) - Vice President and Assistant Secretary (since 2004) - Employed by SEI Investments Company since August 2004. General Counsel at Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel at OppenheimerFunds from 2001 to 2003, after serving as Vice President and Assistant Counsel from 1997 to 2001.

JAMES NDIAYE - (DOB 09/11/68) Vice President and Secretary (since 2004) - Employed by SEI Investments Company since October 2004. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP (law firm) from 2000 to 2003. Counsel and Assistant Vice President at ING Variable Annuities Group from 1999 to 2000. Senior Counsel at The Dreyfus Corporation from 1997 to 1999. Assistant General Counsel at Prudential Securities from 1994 to 1997. Staff Attorney at the National Association of Securities Dealers, Inc. from 1992 to 1994.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the transfer agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES. Securities of the Fund will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Fund's use of amortized cost valuation and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Among other things, the regulations require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. However, there is no assurance that the Fund will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Fund's current net asset value per share calculated using available market quotations from the Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and, net income derived from an interest in qualified publicly traded partnerships; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded parternships.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC. If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

SHAREHOLDER TREATMENT

The Fund receives income generally in the form of interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. Distributions will be taxable whether you take them in cash or in additional shares. It is not expected that dividends from the Fund will be eligible for the corporate dividends received deduction or the lower tax rates applicable to qualified dividend income.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The National Association of Securities Dealers ("NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. The Fund is new and, therefore, have not completed a fiscal year.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer and Fund portfolio manager(s) (the "Authorized Persons") to dually authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Persons report quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund will disclose a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its semi-annual and annual reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and is available in semi-annual and annual reports filed with the SEC on Form N-CSR.

Fund filings on Form N-Q and Form N-CSR are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its semi-annual and annual reports, its Form N-CSR will be available without charge, upon request, by calling 1-800-738-2625, extension 77966.

Certain portfolio holdings information for the Fund will be available on the Fund's website - www.hancockhorizonfunds.com - by clicking the "Fund Information" link on the homepage followed by the "Hancock Fund Family" link in the "Fund Information" section. By clicking the applicable link for the Fund in the "Hancock Fund Family" section, you can obtain a list of the Fund's top 10 portfolio holdings as of the end of the most recent calendar month. The portfolio holdings information available on the Fund's website includes a top 10 list of the securities owned by the Fund and the percentage of the Fund's overall portfolio represented by a particular security. In addition, the website includes a list of the top 10 sectors represented in the Fund's portfolio. The portfolio holdings information on the Fund's website is generally made available 10 business days following the close of the most recently completed calendar month and will remain available until the information is updated following the close of the next calendar month.

The information on the Fund's website is publicly available to all categories of persons.

The Fund's policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times than the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the custodian, Administrator and transfer agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                               APPENDIX A -RATINGS

                                     RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 46

ITEM 23.  Exhibits:

(a)(1) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund II (previously, The Arbor Fund) (the "Registrant"), dated July 24, 1992, originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities and Exchange Commission (the "SEC") on August 11, 1992, is incorporated herein by reference to exhibit (1) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-97-011670 on April 2, 1997.
(a)(2) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated as of February 18, 2004 is incorporated herein by reference to exhibit (a)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(a)(3) Registrant's Amended and Restated Agreement and Declaration of Trust dated July 24, 1992 as amended and restated February 18, 2004 and August 10, 2004 is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.
(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(c)      Not Applicable.
(d)(1) Amended and Restated Investment Advisory Agreement, dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Treasury Securities Money Market Fund, Hancock Horizon Tax Exempt Money Market Fund, Hancock Horizon Value Fund, Hancock Horizon Strategic Income Fund and Hancock Horizon Growth Fund, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(d)(2) Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers is filed herewith.
(d)(3) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(4) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc., with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit
         (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(d)(5) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P., with respect to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(d)(6) Investment Advisory Agreement dated August 30, 2005 between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29,2005.
(d)(7) Form of Investment Advisory Agreement between the Registrant and Liberty Corner Advisors, LLC, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000340 on July 15, 2005.
(e)(1) Amended and Restated Distribution Agreement dated January 29, 1993 as amended and restated as of November 12, 2002 between the Registrant and SEI Investments Distribution Company is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(e)(2) Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(3) AML Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement between the Registrant and Hancock Bank and Trust dated May 21, 2000 is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(4) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 21, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(e)(5) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(e)(6) Revised Exhibit D to the Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc., with respect to the Hambrecht Small Cap Technology Fund, Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(f)      Not Applicable.
(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(g)(2) Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(g)(3) Revised Attachment C to the Custody Agreement dated September 1, 2004, between the Registrant and Wachovia Bank, National Association is incorporated herein by reference to Exhibit (g)(3) of Post-Effective

         Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(g)(4) Revised Attachment C to the Custody Agreement between the Registrant and Wachovia Bank, National Association, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(1) Administration Agreement dated January 28, 1993 between the Registrant and SEI Financial Management Corporation (now SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(2) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.
(h)(3) Schedule dated May 31, 2003 to the Administration Agreement dated January 28, 1993 as amended and restated November 12, 2002 between the Registrant and SEI Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
         (h)(8) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(4) Amendment and Attachment 1 dated November 30, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(5) Amendment and Attachment 1 dated December 21, 2004 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(6) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the UCM Institutional Money Market Fund, to be filed by amendment.
(h)(7) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Hambrecht Small Cap Technology Fund, to be filed by amendment.
(h)(8) Amendment and Attachment 1 to the Amended and Restated Administration Agreement dated November 12, 2002 between the Registrant and SEI Investments Global Funds Services, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(h)(9) Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds only, is incorporated herein by reference to exhibit (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(h)(10) Amended Schedule A dated November 13, 2000 to the Shareholder Services Plan dated May 31, 2000, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of

         Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.
(h)(11) Shareholder Services Agreement between the Registrant and Hancock Bank is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.
(h)(12) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(13) Schedule A dated August 9, 2005 to the Shareholder Services Plan dated August 9, 2005, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(14) Contractual Fee Waiver Agreement dated May 31, 2005 between the Registrant and Horizon Advisers, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(h)(15) Expense Limitation Agreement between the Registrant and W.R. Hambrecht + Co. Asset Management, LLC, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(h)(16) Form of Expense Limitation Agreement between the Registrant and Liberty Corner Advisors, LLC, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000340 on July 15, 2005.
(h)(17) Form of Expense Limitation Agreement between the Registrant and Horizon Advisers, with respect to the Prime Money Market Fund, is filed herewith.
(h)(18) Licensing Agreement between Liberty Corner Advisors, LLC and Standard & Poor's, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, to be filed by amendment.
(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.
(j)       Not Applicable.
(k)       Not Applicable.
(l)       Not Applicable.
(m)(1) Distribution Plan (compensation type) dated May 31, 2000 as amended November 16, 2004 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(m)(2) Schedule A as amended November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(m)(3) Schedule B dated November 16, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit

          (m)(3) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005..
(m)(4) Schedule C dated September 21, 2004 to the Distribution Plan dated May 31, 2000 as amended November 16, 2004, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(m)(5) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.
(m)(6) Schedule A dated February 23, 2005 to the Distribution Plan dated February 23, 2005, with respect to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(n)(1) Amended and Restated Rule 18f-3 Plan dated November 2004 and Schedules and Certificates of Class Designation thereto is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.
(n)(2) Schedule and Certificate of Share Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to the Hambrecht Small Cap Technology Fund, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(n)(3) Schedule and Certificates of Share Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to the Liberty Corner Standard & Poor's Commodity Index Total Return Fund, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(n)(4) Schedule and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to Institutional Shares of the Hancock Horizon Prime Money Market Fund, is filed herewith.
(o)       Not Applicable.
(p)(1) Registrant's Code of Ethics is incorporated herein by reference to exhibit (p)(10) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.
(p)(2) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to exhibit (p)(7) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-011997 on March 16, 2000.
(p)(3) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.
(p)(4) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No.

         45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(5) W.H. Reaves & Co. Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(6) W.R. Hambrecht + Co. Asset Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.
(p)(7) Liberty Corner Advisors, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

ITEM 24.  Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

CHAMPLAIN INVESTMENT PARTNERS, LLC

Champlain Investment Partners, LLC serves as investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain Investment Partners is 346 Shelburne Road, Burlington, Vermont 05401 Champlain Investment Partners LLC is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
Scott T. Brayman                                              --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Judith W. O' Connell                                          --                                     --
Managing Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Van Harissis                                                  --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
Deborah R. Healey                                             --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------
David M. O'Neal                                               --                                     --
Partner
---------------------------------------------- ---------------------------------- ------------------------------------------

HORIZON ADVISERS

Horizon Advisers serves as investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund and Treasury Securities Money Market Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------------- ---------------------------------- ------------------------------------------
John Portwood                                                 --                                     --
Chief Investment Strategist
---------------------------------------------- ---------------------------------- ------------------------------------------
David Lundgren                                                --                                     --
Director of Equities and Research
---------------------------------------------- ---------------------------------- ------------------------------------------
Gerald Dugal                                                  --                                     --
Director of Fixed Income and Trading
---------------------------------------------- ---------------------------------- ------------------------------------------
Aimee Forsythe                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Paula Chastain                                                --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------
Kristy Sramek                                                 --                                     --
Securities Trader
---------------------------------------------- ---------------------------------- ------------------------------------------

LIBERTY CORNER ADVISORS, LLC

Liberty Corner Advisors, LLC ("Liberty Corner") serves as investment adviser for the Registrant's Liberty Corner Standard & Poor's Commodity Index Total Return Fund. The principal business address for Liberty Corner is 47 Maple Street, Suite 101, Summit, New Jersey 07901. Liberty Corner is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE UPDATED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

W.H. REAVES  & CO., INC.

W.H. Reaves & Co., Inc. ("WH Reaves") serves as investment adviser for the Registrant's Reaves Select Research Fund. The principal business address for WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------
John Bartlett                                           --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Louis Cimino                                            --                                     --
Vice President and Treasurer
---------------------------------------- ---------------------------------- ------------------------------------------
William Ferer                                           --                                     --
President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Harmke                                           --                                     --
Assistant Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
David Pass                                              --                                     --
Vice President, Secretary, Chief
Financial Officer and Chief Compliance
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Jeannette Pawlowski                                     --                                     --
Assistant Secretary
---------------------------------------- ---------------------------------- ------------------------------------------
William Reaves                                          --                                     --
Non Executive Chairman
---------------------------------------- ---------------------------------- ------------------------------------------
Stacy Saul                                              --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Ronald Sorenson                                         --                                     --
Vice Chairman and Chief Executive
Officer
---------------------------------------- ---------------------------------- ------------------------------------------
Rowland Wilhelm                                         --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Thomas Williams                                         --                                     --
Senior Vice President
---------------------------------------- ---------------------------------- ------------------------------------------
Kathleen Vuchetich                                      --                                     --
Vice President
---------------------------------------- ---------------------------------- ------------------------------------------

UTENDAHL CAPITAL MNAGEMENT L.P.

Utendahl Capital Management L.P. ("Utendahl") serves as investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address for Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940. [TO BE UPDATED BY AMENDMENT].

---------------------------------------- ---------------------------------- ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                  NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

---------------------------------------- ---------------------------------- ------------------------------------------

W.R. HAMBRECHT + CO. ASSET MANAGEMENT,LLC

W.R. Hambrecht + Co. Asset Management, LLC ("Hambrecht") serves as investment adviser for the Registrant's Hambrecht Small Cap Technology Fund. The principal business address for Hambrecht is 539 Bryant Street, Suite 100, San Francisco, CA 94107-1237. Hambrecht is an investment adviser registered under the Investment Advisers Act of 1940.

-------------------------------------- ------------------------------------ ------------------------------------------
NAME AND POSITION WITH INVESTMENT
ADVISER                                NAME OF OTHER COMPANY                CONNECTION WITH OTHER COMPANY
-------------------------------------- ------------------------------------ ------------------------------------------
Robert F. Raney III                          WR Hambrecht + Co., LLC                Registered Representative
President, COO, and Portfolio Manager
-------------------------------------- ------------------------------------ ------------------------------------------
Johnny Svoren                                WR Hambrecht + Co., LLC                Registered Representative
Director of Research
-------------------------------------- ------------------------------------ ------------------------------------------
Anna-Marie Schweizer                         WR Hambrecht + Co., LLC          Registered Representative/Controller
Chief Financial Officer & Chief
Compliance Officer                            Ironstone Group, Inc.                     CFO (7/05 - 6/05)

                                         Matthews International Capital                     Director
                                                 Management, LLC

                                          The Sarah & William Hambrecht                 CFO and Director
                                         Foundation (a family charitable
                                                   foundation)
-------------------------------------- ------------------------------------ ------------------------------------------

ITEM 27.   Principal Underwriter:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI Institutional International Trust             August 30, 1988
         The Advisors' Inner Circle Fund                   November 14, 1991
         Bishop Street Funds                               January 27, 1995
         SEI Asset Allocation Trust                        April 1, 1996
         SEI Institutional Investments Trust               June 14, 1996
         HighMark Funds                                    February 15, 1997
         Oak Associates Funds                              February 27, 1998
         The Nevis Fund, Inc.                              June 29, 1998
         CNI Charter Funds                                 April 1, 1999
         Amerindo Funds Inc.                               July 13, 1999
         iShares Inc.                                      January 28, 2000
         iShares Trust                                     April 25, 2000
         JohnsonFamily Funds, Inc.                         November 1, 2000
         Causeway Capital Management Trust                 September 20, 2001
         The Japan Fund, Inc.                              October 7, 2002
         TT International U.S.A. Master Trust              October 6, 2003
         TT International U.S.A. Feeder Trust              October 6, 2003
         AHA Investment Funds, Inc.                        April 11, 2005
         The Arbitrage Funds                               May 17, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                           POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                     WITH REGISTRANT
----                       ----------------                                     -----------------------
William M. Doran           Director                                                     --
Carl A. Guarino            Director                                                     --
Edward D. Loughlin         Director                                                     --
Wayne M. Withrow           Director                                                     --
Kevin Barr                 President & Chief Executive Officer                          --
Maxine Chou                Chief Financial Officer & Treasurer                          --
Mark Greco                 Chief Operations Officer                                     --
John Munch                 General Counsel & Secretary                                  --
Karen LaTourette           Chief Compliance Officer,
                           Anti-Money Laundering Officer & Assistant Secretary          --
Mark J. Held               Senior Vice President                                        --

                           POSITION AND OFFICE                                  POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                                     WITH REGISTRANT
----                       ----------------                                     -----------------------
Lori L. White              Vice President & Assistant Secretary                         --
Robert Silvestri           Vice President                                               --
John Coary                 Vice President                                               --
Michael Farrell            Vice President                                               --
Joanne Nelson              Vice President                                               --
Al DelPizzo                Vice President                                               --

ITEM 28.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    Hancock Bank and Trust
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi  39502

                                    Wachovia Bank, N.A.
                                    Broad & Chestnut Streets
                                    P.O. Box 7618
                                    Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    SEI Investment Global Funds Services
                                    One Freedom Valley Drive
                                    Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's advisers:

                                    Champlain Investment Partners, LLC
                                    346 Shelburne Road
                                    Burlington, Vermont 05401

                                    Horizon Advisers
                                    One Hancock Plaza
                                    P.O. Box 4019
                                    Gulfport, Mississippi 39502

                                    Liberty Corner Advisors, LLC
                                    47 Maple Street, Suite 101
                                    Summit, New Jersey  07901

                                    W.H. Reaves & Co., Inc.
                                    10 Exchange Place, 18th Floor
                                    Jersey City, New Jersey 07302

                                    Utendahl Capital Management L.P.
                                    30 Broad Street, 21st Floor
                                    New York, New York 10004

                                    W.R. Hambrecht + Co. Asset Management, LLC
                                    539 Bryant Street, Suite 100
                                    San Francisco, California 94107-1237

ITEM 29.  Management Services:

         None.

ITEM 30.  Undertakings:

         None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 46 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of November, 2005.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                                By:  /S/ JAMES F. VOLK
                                                    ------------------------
                                                    James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *                 Trustee                       November 18, 2005
-----------------------------
John T. Cooney

              *                 Trustee                       November 18, 2005
-----------------------------
William M. Doran

              *                 Trustee                       November 18, 2005
-----------------------------
Robert A. Nesher

              *                 Trustee                       November 18, 2005
-----------------------------
Eugene B. Peters

              *                 Trustee                       November 18, 2005
-----------------------------
James M. Storey

           *                    Trustee                       November 18, 2005
-----------------------------
George J. Sullivan, Jr.

                  *             Trustee                       November 18, 2005
-----------------------------
Betty L. Krikorian

                  *             Trustee                       November 18, 2005
-----------------------------
Charles E. Carlbom

                  *             Trustee                       November 18, 2005
-----------------------------
Mitchell A. Johnson

/S/ JAMES F. VOLK               President                     November 18, 2005
---------------------------
James F. Volk

                  *             Controller &                  November 18, 2005
-----------------------------   Chief Financial Officer
Michael Lawson

*By:     /S/ JAMES F. VOLK
         ---------------------------
         James F. Volk
         Attorney-in-Fact, pursuant to the powers of attorney filed herewith.

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James Ndiaye, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES F. VOLK                          Date:  JANUARY 25, 2005
------------------------------------              -----------------------------
James F. Volk
President

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ ROBERT A. NESHER                        Date:  JANUARY 29, 2005
------------------------------------               -----------------------------
Robert A. Nesher
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JOHN T. COONEY                         Date:  JANUARY 27, 2005
------------------------------------              ------------------------------
John T. Cooney
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ WILLIAM M. DORAN                       Date:      JANUARY 25, 2005
------------------------------------             -------------------------------
William M. Doran
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ EUGENE B. PETERS                       Date:  FEBRUARY 2, 2005
------------------------------------              -----------------------------
Eugene B. Peters
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ JAMES M. STOREY                         Date:      JANUARY 29, 2005
------------------------------------               -----------------------------
James M. Storey
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ GEORGE J. SULLIVAN                      Date:      JANUARY 29, 2005
------------------------------------               -----------------------------
George J. Sullivan, Jr.
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ MITCHELL A. JOHNSON                    Date:      JANUARY 25, 2005
------------------------------------              ------------------------------
Mitchell A. Johnson
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


 /S/ CHARLES E. CARLBOM                     Date: JANUARY 25, 2005
------------------------------------             ------------------------------
Charles E. Carlbom
Trustee

                         THE ADVISORS' INNER CIRCLE FUND
                       THE ADVISORS' INNER CIRCLE FUND II
                                  THE MDL FUNDS

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (each, a "Trust"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for her and in her name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's registration statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set her hand and seal as of the date set forth below.


 /S/ BETTY L. KRIKORIAN                     Date:  JANUARY 29, 2005
------------------------------------              -----------------------------
Betty L. Krikorian
Trustee

                       THE ADVISORS' INNER CIRCLE FUND II

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee and/or officer of the above referenced funds (the "Trust"), a business trust organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints James F. Volk and James Ndiaye, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any or all amendments (including post-effective amendments) to each Trust's Registration Statement on Form N-1A under the provisions of the Investment Company Act of 1940 and Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/S/ MICHAEL LAWSON                          Date:      9/23/05
------------------------------------              ------------------------------
Michael Lawson
Controller and Chief Financial Officer

                                  EXHIBIT INDEX

EXHIBIT NUMBER  DESCRIPTION
--------------  -----------

EX-99.D2 Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated May 21, 2001 between the Registrant and Horizon Advisers.

EX-99.H17       Form of Expense Limitation Agreement between the Registrant and
                Horizon Advisers, with respect to the Hancock Horizon Prime
                Money Market Fund.

EX-99.I         Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.

EX-99.N4 Schedule and Certificates of Class Designation to the Amended and Restated Rule 18f-3 Plan dated November 2004, with respect to Institutional Shares of the Hancock Horizon Prime Money Market Fund.